Share Capital - Schedule of Share Capital (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Paid up capital:
Balance (in Shares)	[1]	416	22
Balance		$ 76,395,175	$ 9,844,562
Currency realignment		$ (1,082,035)
Balance (in Shares)	[1]	431,892	416
Balance		$ 150,490,803	$ 76,395,175
Issuance of shares One [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[2]		1
Issuance of shares	[2]		$ 2,501,841
Issuance of shares Two [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[3]		1
Issuance of shares	[3]		$ 4,709,783
Issuance of shares three [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[4]		5
Issuance of shares	[4]		$ 5,092,362
Issuance of shares four [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[5]		2
Issuance of shares	[5]		$ 1,445,306
Issuance of shares Five [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[6]		2
Issuance of shares	[6]		$ 4,181,487
Issuance of shares Six [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[7]		6
Issuance of shares	[7]		$ 2,763,961
Issuance of shares Seven [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[8]		1
Issuance of shares	[8]		$ 2,900,938
Issuance of shares Eight [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[9]		218
Issuance of shares	[9]		$ 18,335,607
Issuance of shares nine [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[10]		5
Issuance of shares	[10]		$ 761,111
Issuance of shares ten [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[11]		57
Issuance of shares	[11]		$ 13,506,382
Issuance of shares eleven [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[12]		1
Issuance of shares	[12]		$ 297,673
Issuance of shares twelve [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[13]		90
Issuance of shares	[13]		$ 8,461,340
Issuance of shares thirteen [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[14]		5
Issuance of shares	[14]		$ 1,592,822
Issuance of shares fourteen [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[15]	1,571
Issuance of shares	[15]	$ 4,865,142
Issuance of shares fifteen [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[16]	521
Issuance of shares	[16]	$ 18,393,468
Issuance of shares sixteen [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[17]	37,182
Issuance of shares	[17]	$ 10,561,000
Issuance of shares seventeen [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[18]	846
Issuance of shares	[18]	$ 3,000,000
Issuance of shares eighteen [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[19]
Issuance of shares	[19]
Issuance of shares nineteen [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[20]	69,168
Issuance of shares	[20]	$ 10,435,015
Issuance of shares twenty [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[21]	2
Issuance of shares	[21]	$ 53,932
Issuance of shares Twenty One [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[22]	1
Issuance of shares	[22]	$ 100,000
Issuance of shares Twenty Two [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[23]	134
Issuance of shares	[23]	$ 4,629,898
Issuance of shares Twenty Three [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[24]	141,784
Issuance of shares	[24]	$ 10,015,039
Issuance of shares Twenty Four [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[25]	104,569
Issuance of shares	[25]	$ 6,274,169
Issuance of shares Twenty Five [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[26]	14,735
Issuance of shares	[26]	$ 970,000
Issuance of shares Twenty Six [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[27]	14,667
Issuance of shares	[27]	$ 880,000
Issuance of shares Twenty Seven [Member]
Paid up capital:
Issuance of shares (in Shares)	[1],[28]	46,296
Issuance of shares	[28]	$ 5,000,000

[1]	Giving retroactive effect to the to 49 reverse share split effected on November 5, 2024, 1 to 20 reverse share split effected on April 3, 2025, 1 to 30 reverse share split effected on September 16, 2025 and 1 to 60 reverse share split effected on February 27, 2026
[2]	In January 2024, 1 (2,200,000 prior to 4 rounds of reverse share splits) ordinary shares were issued as part of our following offering at US$1,225 (US$ 1.25 per ordinary share prior to both reverse share splits), before deduction the discounts and expenses.
[3]	During February 2024 to April 2024, 1 (2,518,984 prior to 4 rounds of reverse share splits) ordinary shares were issued, in aggregate, to pursuant to the exercise of warrants.
[4]	In May 2024, 5 (8,000,000 prior to 4 rounds of reverse share splits) were issued to several third-party companies as prepayment for the development of proprietary softwares. The software under development - Vendor and Customer Relationship Management (“VCRM”) system and Cloud Management Platform (“CMP”).
[5]	In August 2024, 2 (3,138,113 prior to 4 rounds of reverse share splits) ordinary shares were issued for At-The-Market offering at the price ranged from US$245 to US$794 (US$ 0.25 to US$ 0.81 prior to both reverse share splits), before deduction the discounts and expenses.
[6]	On July 2 and July 12, 2024, 1 and 2 (434,783 and 3,465,820 prior to 4 rounds of reverse share splits, respectively) ordinary shares, were issued Boustead Securities LLC and Cogia GmbH as consideration for the acquisition of Socializer Messenger, an intellectual property that provides a highly secure messaging platform
[7]	In March 2024, 6 (11,191,047 prior to 4 rounds of reverse share splits) ordinary shares were issued to Sichenzia Ross Ference Carmel LLP as consideration for services rendered to the Company.
[8]	In April 2024, 1 (1,697,447 prior to 4 rounds of reverse share splits) ordinary shares were issued to Exchange Listing, LLC at US$1,696 (US$ 1.73 per share prior to 4 rounds of reverse share splits) as a true up shares.
[9]	During August 8, 2024, until December 26, 2024, 31 (55,775,747 prior to 4 rounds of reverse share splits) and 187 (6,724,360 prior to 3 rounds of reverse share split) ordinary shares were issued to Alumni Capital LP, in aggregate, to pursue the purchase and sale of securities agreement signed with Alumni Capital LP in August 1, 2024
[10]	On September 24, 2024, US$ 1,000,000 convertible bridging notes had been converted to 5 (9,099,181 prior to 4 rounds of reverse share splits) ordinary shares at US$108 (US$ 0.11 per share prior to 4 rounds of reverse share splits).
[11]	In 2024, 30 (51,839,411 prior to 4 rounds of reverse share splits) and 27 (981,194 prior to 3 rounds of reverse share split) ordinary shares were issued to Codetext Limited as prepayment for services rendered to the Company.
[12]	On December 11, 2024, the Company issued 1 (48,316 prior to 3 rounds of reverse share split) ordinary shares to 3 independent directors as gratuity payment for their past services upon their resignation.
[13]	From July 16, 2024 until December 5, 2024, 8 (13,408,550 prior to 4 rounds of reverse share splits) and 82 (2,961,189 prior to 3 rounds of reverse share split) ordinary shares were issued to various investors between US$490 to US$1,843 (US$ 0.50 to US$ 1.88 per share prior to both reverse share splits).
[14]	From January 1, 2024 until December 13, 2024, 1 (1,398,625 prior to 4 rounds of reverse share splits) and 4 (142,224 prior to 3 rounds of reverse share split) ordinary shares were issued to executive director and independence director pursuant to their employment agreements
[15]	From January 7, 2025, until September 29, 2025, 71 (2,549,431 prior to 3 rounds of reverse share splits), 409 (737,061 prior to 1 to 30 & 1 to 60 reverse share split) and 1,091 (65,451 prior to 1 to 60 reverse share split) ordinary shares were issued to some management staff, executive director and independence director pursuant to their employment agreements.
[16]	From January 8, 2025, until April 4, 2025, 413 (14,869,873 prior to 3 rounds of reverse share splits) and 108 (194,315 prior to 1 to 30 & 1 to 60 reverse share split) ordinary shares were issued to various investors between US$392 to US$1,200 (US$ 0.65 to US$ 6.32 per share prior to 3 rounds of reverse share splits).
[17]	During January 15, 2025, until November 11, 2025, 193 (6,970,607 prior to 3 rounds of reverse share splits), 839 (1,510,000 prior to 1 to 30 & 1 to 60 reverse share split) and 36,150 (2,169,000 prior to 1 to 60 reverse share split) ordinary shares were issued to Alumni Capital LP, in aggregate, to pursue the purchase and sale of securities agreement signed with Alumni Capital LP in August 1, 2024.
[18]	On June 12, 2025, 846 (1,522,288 prior to 1 to 30 & 1 to 60 reverse share split) ordinary shares were issued to various investor as share pledge to pursuant the friendly loan agreement.
[19]	On June 26, 2025, 6,614 (11,904,764 prior to 1 to 30 & 1 to 60 reverse share split) ordinary shares were issued to various investors in exchange of the 20% ownership in Quantgold Data Group Limited.
[20]	From January 15, 2025, until December 3, 2025, 283 (10,168,212 prior to 3 rounds of reverse share splits), 6,952 (12,512,634 prior to 1 to 30 & 1 to 60 reverse share split) and 61,933 (3,716,005 prior 1 to 60 reverse share split) ordinary shares were issued to Alumni Capital LP, in aggregate, to the exercise of warrants.
[21]	On January 7, 2025, 2 (56,180 prior to 3 rounds of reverse share splits) ordinary shares were issued to Carlson Thow, pursuant to the legal consultancy services agreement.
[22]	On January 9, 2025, 1 (39,370 prior to 3 rounds of reverse share splits) ordinary shares were issued to W capital Markets Pte. Ltd. to pursue the engagement letter to act as Arranger dated December 3, 2024.
[23]	From January 2, 2025, until January 7, 2025, 134 (4,822,810 prior to 3 rounds of reverse share splits) ordinary shares were issues to CEO Dato Hoo Voon Him, in aggregate, to pursuant the securities purchase agreement.
[24]	From August 18, 2025 until December 12, 2025, 141,784 (14,596,659 prior to 1 to 30 & 1 to 60 reverse share splits) ordinary shares were issued to Alumni Capital LP, in aggregate, pursuant to securities purchase agreement in which Alumni could purchase convertible notes (“Convertible Notes”).
[25]	On November 11, 2025, 104,569 (6,274,169 prior to 1 to 60 reverse share splits) ordinary shares were issued, in aggregate, to certain of our executive officers pursuant to Employee Stock Ownership Plan.
[26]	From October 3, 2025 until October 22, 2025, 14,735 (884,090 prior to 1 to 60 reverse share splits) ordinary shares were issued as referral fees, paid in VCIG ordinary shares, in connection with the introduction of new clients.
[27]	On November 10, 2025, 14,667 (880,000 prior to 1 to 60 reverse share splits) ordinary shares were issued to subscribe Oobit token, which functions as the native utility token for the Oobit cryptocurrency.
[28]	From October 31, 2025 until November 11, 2025, 46,296 (2,777,778 prior to 1 to 60 reverse share share splits) ordinary shares were issued as our following offering at US108 (US 1.80 per ordinary share prior to 1 to 60 reverse share splits), before deduction the discounts and expenses.